RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended	10 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Oct. 02, 2020
Related Party Transactions [Abstract]
Cash proceeds			$ 75,000
Received cash proceeds		$ 5,000
Repayment of related party debt			$ 63,083
Warehouse and office space expenses				$ 5,560
Rent Payments	$ 11,120